Shareholders' Deficit - Summary of Calculations of Basic and Diluted Loss Per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss for the year	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Loss attributable to owners of the Company	(3,736,518)	(15,502,132)	(10,381,490)
Net loss attributable to non-controlling interests	(291,143)	(177,610)	(412,693)
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss attributable to owners of the Company	R$ (2,874,290)	R$ (11,924,904)	R$ (4,473,818)
Weighted average number of outstanding shares, basic and diluted	519,752	519,752	314,518
Loss per share attributable to owners of the Company, basic and diluted	R$ (5.53)	R$ (22.94)	R$ (14.22)
Loss per share from continuing operation attributable to owners of the Company, basic and diluted	R$ (5.53)	R$ (22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company, basic and diluted			R$ (1.13)
Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss attributable to owners of the Company	R$ (862,228)	R$ (3,577,228)	R$ (5,907,672)
Weighted average number of outstanding shares, basic and diluted	155,915	155,915	415,321
Loss per share attributable to owners of the Company, basic and diluted	R$ (5.53)	R$ (22.94)	R$ (14.22)
Loss per share from continuing operation attributable to owners of the Company, basic and diluted	R$ (5.53)	R$ (22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company, basic and diluted			R$ (1.13)